Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Transfers among instruments between levels of fair value	¥ 0
Loss allowance for accounts receivable	4,434	¥ 4,692
Loss allowance for contract assets	9	8
Loss allowance individually calculated	¥ 556	¥ 615
Fixed rate debt as a percentage of total debt	90.10%	82.90%
Percentage of cash and cash equivalents denominated in Renminbi	73.00%	78.00%
Percentage of short-term and long-term debt denominated in Renminbi	99.30%	99.40%
Equity instruments at fair value through other comprehensive income	¥ 1,073	¥ 1,458
Equity securities listed in the mainland China [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 838	¥ 1,228
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt	2.90%	3.70%
Minimum period for managing liquidity risk	3 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt	4.90%	4.90%
Minimum period for managing liquidity risk	6 months